Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$338,185,424.03	0.8716119	$313,314,212.70	0.8075109	$24,871,211.33
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$471,255,424.03	0.4031028	$446,384,212.70	0.3818285	$24,871,211.33

Weighted Avg. Coupon (WAC)	3.05%		3.05%
Weighted Avg. Remaining Maturity (WARM)	37.51		36.57
Pool Receivables Balance	$525,813,714.00		$500,211,863.22
Remaining Number of Receivables	43,442		42,533

Adjusted Pool Balance	$512,023,669.50		$487,152,458.17

III. COLLECTIONS

Principal:
Principal Collections	$24,597,021.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$749,880.36
Total Principal Collections	$25,346,901.56

Interest:
Interest Collections	$1,290,214.66
Late Fees & Other Charges	$47,328.51
Interest on Repurchase Principal	$-
Total Interest Collections	$1,337,543.17

Collection Account Interest	$8,957.71
Reserve Account Interest	$1,229.52
Servicer Advances	$-

Total Collections	$26,694,631.96

1 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$26,694,631.96
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,694,631.96

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$438,178.09	$-	$438,178.09	438,178.09
Collection Account Interest					$8,957.71
Late Fees & Other Charges					$47,328.51
Total due to Servicer					$494,464.31

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$315,639.73		$315,639.73
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$408,781.06		$408,781.06	408,781.06

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$25,686,297.59

7. Regular Principal Distribution Amount:					24,871,211.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$24,871,211.33
Class A-4 Notes				$-
Class A Notes Total:		$24,871,211.33		$24,871,211.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$24,871,211.33		$24,871,211.33

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					815,086.26

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,790,044.50
Beginning Period Amount	$13,790,044.50
Current Period Amortization	$730,639.45
Ending Period Required Amount	$13,059,405.05
Ending Period Amount	$13,059,405.05
Next Distribution Date Required Amount	$12,349,652.48

2 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2017
Distribution Date	04/17/17
Transaction Month	24
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	7.96%	8.37%	8.37%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.94%	42,084	98.53%	$492,860,837.21
30 - 60 Days	0.87%	370	1.21%	$6,056,912.71
61 - 90 Days	0.14%	60	0.20%	$998,071.01
91-120 Days	0.04%	19	0.06%	$296,042.29
121 + Days	0.00%	0	0.00%	$-
Total		42,533		$500,211,863.22

Delinquent Receivables 30+ Days Past Due
Current Period	1.06%	449	1.47%	$7,351,026.01
1st Preceding Collection Period	1.13%	491	1.54%	$8,097,863.91
2nd Preceding Collection Period	1.42%	629	1.97%	$10,827,411.75
3rd Preceding Collection Period	1.42%	640	1.94%	$11,169,316.60
Four-Month Average	1.26%		1.73%

Repossession in Current Period		50		$700,632.29
Repossession Inventory		99		$574,128.56

Current Charge-Offs
Gross Principal of Charge-Offs				$1,004,829.58
Recoveries				$(749,880.36)
Net Loss				$254,949.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.58%

Average Pool Balance for Current Period				$513,012,788.61

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.60%
1st Preceding Collection Period				1.01%
2nd Preceding Collection Period				1.89%
3rd Preceding Collection Period				1.16%
Four-Month Average				1.17%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	68	1,800	$28,579,895.01
Recoveries	87	1,552	$(14,483,116.36)
Net Loss			$14,096,778.65
Cumulative Net Loss as a % of Initial Pool Balance			1.14%

Net Loss for Receivables that have experienced a Net Loss *	39	1,427	$14,111,336.45
Average Net Loss for Receivables that have experienced a Net Loss			$9,888.81

Principal Balance of Extensions			$1,669,727.03
Number of Extensions			92

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3